Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans ( 79.6% )
a
Value
Alabama (1.0%)
Church Loan # 200030770
$ 387,167 4.000%, 12/1/2039
b
$ 407,365
Total 407,365
Arizona (1.9%)
Church Loan # 200030450
276,407 3.875%, 3/15/2032
b
272,071
Church Loan # 200030680
492,771 3.950%, 11/1/2034
b
513,359
Total 785,430
Arkansas (3.3%)
Church Loan # 200031540
635,433 3.200%, 12/15/2029
b
657,717
Church Loan # 200031780
697,834 3.650%, 6/1/2041
b
697,604
Total 1,355,321
California (11.9%)
Church Loan # 200030700
539,125 3.750%, 6/15/2045
b
526,038
Church Loan # 200030850
392,793 4.550%, 11/15/2033
b
426,353
Church Loan # 200031050
450,295 4.650%, 11/15/2038
b
490,727
Church Loan # 200031180
769,174 3.450%, 1/1/2044
b
762,105
Church Loan # 200031270
683,155 4.400%, 5/15/2045
b
656,570
Church Loan # 200031710
932,251 3.600%, 2/1/2041
b
891,877
Church Loan # 200031920
451,662 3.375%, 10/15/2036
b
446,901
Church Loan # 200032090
668,150 3.700%, 1/1/2042
b
668,570
Total 4,869,141
Colorado (2.4%)
Church Loan # 200031580
469,204 4.350%, 7/15/2039
b
501,144
Church Loan # 200031750
509,415 2.850%, 1/15/2036
b
495,832
Total 996,976
District Of Columbia (0.5%)
Church Loan # 200031460
206,462 4.750%, 6/1/2034
b
221,229
Total 221,229
Florida (3.8%)
Church Loan # 200031470
428,649 4.950%, 7/15/2039
b
466,049
Church Loan # 200031670
360,661 3.700%, 1/15/2036
b
341,887
Church Loan # 200031960
778,073 3.800%, 11/15/2036
b
776,297
Total 1,584,233
Illinois (4.3%)
Church Loan # 200031070
611,524 4.500%, 11/15/2043
b
663,435
Principal
Amount Church Loans (79.6%)
a
Value
Illinois (4.3%) - continued
Church Loan # 200031210
$ 562,529 3.950%, 2/15/2040
b
$ 589,041
Church Loan # 200031211
156,930 3.200%, 2/15/2035
b
160,628
Church Loan # 200031900
395,458 3.950%, 9/15/2041
b
382,363
Total 1,795,467
Indiana (2.5%)
Church Loan # 200031420
642,289 3.500%, 5/15/2040
b
629,141
Church Loan # 200031950
390,402 3.950%, 11/1/2036
b
391,611
Total 1,020,752
Kansas (0.7%)
Church Loan # 200031590
294,027 3.800%, 8/15/2045
b
290,857
Total 290,857
Kentucky (0.8%)
Church Loan # 200030120
297,604 4.600%, 8/1/2034
b
317,509
Total 317,509
Maryland (2.3%)
Church Loan # 200030760
988,576 4.300%, 1/1/2044
b
975,443
Total 975,443
Massachusetts (0.6%)
Church Loan # 200031490
259,893 4.300%, 6/1/2035
b
260,364
Total 260,364
Michigan (1.5%)
Church Loan # 200032050
621,000 3.850%, 1/1/2037
b
621,515
Total 621,515
Minnesota (8.9%)
Church Loan # 200030790
591,688 3.800%, 11/15/2039
b
616,553
Church Loan # 200031020
102,254 3.800%, 1/1/2035
b
107,364
Church Loan # 200031120
209,838 4.570%, 11/15/2032
b
228,270
Church Loan # 200031121
211,568 4.440%, 11/15/2032
b
228,746
Church Loan # 200031122
210,863 4.180%, 11/15/2032
b
219,203
Church Loan # 200031290
200,987 5.000%, 1/15/2031
b
216,924
Church Loan # 200031300
179,697 3.800%, 3/1/2030
b
184,554
Church Loan # 200031520
168,451 3.400%, 7/1/2035
b
167,202
Church Loan # 200031560
285,878 4.150%, 8/15/2039
b
300,841
Church Loan # 200031770
661,623 3.450%, 6/15/2041
b
670,091

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans (79.6%)
a
Value
Minnesota (8.9%) - continued
Church Loan # 200031910
$ 748,807 3.400%, 10/1/2046
b
$ 727,268
Total 3,667,016
Mississippi (0.6%)
Church Loan # 200031400
241,082 4.900%, 3/15/2034
b
258,508
Total 258,508
Missouri (1.2%)
Church Loan # 200031480
491,577 3.875%, 5/15/2040
b
483,754
Total 483,754
New Jersey (2.3%)
Church Loan # 200030590
250,332 4.550%, 10/15/2034
b
260,579
Church Loan # 200031890
723,486 3.700%, 10/1/2041
b
707,450
Total 968,029
New York (2.5%)
Church Loan # 200018200
60,743 4.950%, 6/15/2029
b
63,358
Church Loan # 200031200
521,713 3.300%, 9/15/2044
b
517,239
Church Loan # 200031350
363,251 4.850%, 5/15/2039
b
396,913
Total 977,510
North Carolina (0.7%)
Church Loan # 200031320
277,398 4.200%, 3/15/2040
b
279,954
Total 279,954
Oregon (1.0%)
Church Loan # 200031370
363,421 5.100%, 4/15/2039
b
397,989
Total 397,989
Pennsylvania (0.3%)
Church Loan # 200031390
110,448 3.400%, 3/1/2030
b
113,070
Total 113,070
South Dakota (2.7%)
Church Loan # 200030780
530,605 2.990%, 4/1/2031
b
543,637
Church Loan # 200030920
557,596 3.125%, 1/1/2035
b
572,418
Total 1,116,055
Tennessee (1.5%)
Church Loan # 200031360
315,622 4.750%, 3/15/2037
b
345,915
Church Loan # 200031610
290,529 4.500%, 12/1/2040
b
272,409
Total 618,324
Texas (12.7%)
Church Loan # 200030080
363,689 4.550%, 7/1/2039
b
381,222
Principal
Amount Church Loans (79.6%)
a
Value
Texas (12.7%) - continued
Church Loan # 200030110
$ 634,170 4.350%, 9/15/2039
b
$ 663,266
Church Loan # 200030830
405,728 4.125%, 11/1/2044
b
404,875
Church Loan # 200031140
396,923 5.250%, 12/15/2033
b
432,219
Church Loan # 200031170
651,114 3.550%, 2/1/2035
b
678,970
Church Loan # 200031330
195,586 4.950%, 3/15/2044
b
208,116
Church Loan # 200031331
195,877 5.125%, 3/15/2044
b
213,184
Church Loan # 200031380
304,021 4.000%, 10/1/2040
b
284,245
Church Loan # 200031600
297,968 3.700%, 11/1/2035
b
286,076
Church Loan # 200031700
452,980 3.750%, 1/1/2036
b
430,381
Church Loan # 200031740
350,131 3.800%, 1/1/2031
b
340,475
Church Loan # 200031821
884,194 3.450%, 6/15/2041
b
883,376
Total 5,206,405
Virginia (2.0%)
Church Loan # 200031090
359,517 3.400%, 1/15/2032
b
374,479
Church Loan # 200031110
259,892 3.400%, 1/15/2032
b
270,708
Church Loan # 200031650
179,436 2.550%, 12/15/2030
b
175,002
Total 820,189
Washington (1.8%)
Church Loan # 200031800
728,750 3.750%, 6/1/2036
b
729,458
Total 729,458
Wisconsin (3.9%)
Church Loan # 200030840
275,734 3.400%, 11/15/2038
b
288,071
Church Loan # 200030841
264,038 3.100%, 11/15/2038
b
271,293
Church Loan # 200030842
136,238 2.900%, 11/15/2038
b
137,698
Church Loan # 200031410
106,577 4.000%, 5/1/2030
b
107,777
Church Loan # 200031510
381,674 4.750%, 6/1/2039
b
417,417
Church Loan # 200031840
357,967 3.300%, 8/1/2036
b
351,402
Total 1,573,658
Total Church Loans
(cost $32,200,574) 32,711,521

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 20.3% ) Value
Mortgage-Backed Securities (20.3%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 1,050,000 2.000%,  1/1/2052
c
$ 1,046,765
7,150,000 2.500%,  1/1/2052
c
7,294,710
Total 8,341,475
Total Long-Term Fixed Income
(cost $8,347,250) 8,341,475
Shares or
Principal
Amount Short-Term Investments ( 11.1% ) Value
Federal Home Loan Bank Discount
Notes
2,000,000 0.050%, 2/28/2022
d
1,999,938
Thrivent Core Short-Term Reserve
Fund
255,922 0.200%
e
2,559,219
Total Short-Term Investments
(cost $4,558,630) 4,559,157
Total Investments (cost
$45,106,454) 111.0% $45,612,153
Other Assets and Liabilities, Net
(11.0%) (4,526,233)
Total Net Assets 100.0% $41,085,920
a All Mortgagees have the right to repay the loan at any
time.  The Church Loans are generally considered to be
illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d The interest rate shown reflects the yield.
e The interest rate shown reflects the seven day yield as of the end of the period.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $835,729
Gross unrealized depreciation (330,030)
Net unrealized appreciation (depreciation) $505,699
Cost for federal income tax purposes $45,106,454
Fair Valuation Measurements
The following table is a summary of the inputs used as of December 31, 2021, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $32,711,521 $– $– $32,711,521
Long-Term Fixed Income
Mortgage-Backed Securities 8,341,475 – 8,341,475 –
Short-Term Investments 1,999,938 – 1,999,938 –
Subtotal Investments in Securities $43,052,934 $– $10,341,413 $32,711,521
Other Investments  * Total
Affiliated Short-Term Investments 2,559,219
Subtotal Other Investments $2,559,219
Total Investments at Value $45,612,153
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Thrivent Church Loan and Income Fund
Schedule of Investments as of December 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church Loan and Income Fund as discussed in the Notes to Schedule of Investments.
* Change in net unrealized appreciation/(depreciation) on investments.
   ^ Net realized gains/(losses) on investments.
 # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Church Loan Level 3 securities' fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 3.20% (weighted average of 1.20%), U.S. Treasury yields, and corporate credit curve yields with a range of 0.82% to 3.43% (weighted average of 2.06%).  Loan transaction spreads and corporate credit yields were weighted by the relative fair value of the associated instruments.  A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Investments in Securities
%
Beginning
Value
3/31/2021
Realized
Gain/ (Loss)
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of Level
3
@
Ending Value
12/31/2021
 Church Loans $27,245,843   - ($355,878)   $8,288,482   ($2,466,926)  -  -  $32,711,521
Total  $27,245,843  $-  ($355,878)  $8,288,482   ($2,466,926)  $-   $-   $32,711,521
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2021
Gross
Purchases
Gross
Sales
Value
12/31/2021
Shares Held at
12/31/2021
% of Net
Assets
12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $2,652 $5,293 $5,386 $2,559 256 6.2%
Total Affiliated Short-Term Investments 2,652 2,559 6.2
Total Value $2,652 $2,559
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2021
- 12/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $3
Total Income/Non Income Cash from Affiliated Investments $3
Total $– $– $–

Notes to Schedule of Investments
as of December 31, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Board has authorized the
Fund's Investment Adviser, Thrivent Asset Management, LLC
("Thrivent Asset Mgt." or the "Adviser"), to make fair valuation determinations pursuant to policies approved by the Board and is in accordance with fair valuation accounting standards.  The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value per share as a practical expedient at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Adviser has approved two methodologies for fair valuing
church loans: a Market Approach or an Income Approach.  The
Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.  The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the Valuation Committee
("Committee"), further described below, may make a fair valuation determination.
The Adviser has formed a Committee that is responsible for
overseeing the Fund's valuation process in accordance with
Valuation Policies and Procedures. The Committee meets monthly and on an as-needed basis to review price challenges, price
overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.